UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549



FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-825


American Growth Fund, Inc.
(exact name of registrant as specified in charter)

1917 Market Street
Denver, Colorado 80202
(address of principal executive offices)     (zip code)

Registrants telephone number, including area code (303) 626-0600

Date of Fiscal Year End: July 31

Date of reporting period: April 30, 2013


American Growth Fund, Inc.
1917 Market Street
Denver, CO 80202
(Name and Address of Agent for Service)

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (SS 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Pleasedirect comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. S 3507.

---------------------------------------------------------------------------

ITEM 1 - Schedule of Investments

American Growth Fund Series 1
April 30, 2013
(unaudited)

                                             			Market
Common Stocks 102.10%				Shares          Value


Machinery 12.06%

Middleby Corp. *	                         6,435 	        962,547
Flowserve Corp.	                                 4,660 	        736,839
		                                -----------------------
                                                              1,699,386


Diversified Co. 9.87%

General Electric Co	                        30,075 	        670,372
Chemed Corp.	                                 8,835 	        721,113
		                                -----------------------
                                                              1,391,485

Railroad 9.09%

Kansas City Southern 	                        11,745 	      1,281,027
		                                -----------------------
                                                              1,281,027


Computer Software & Svcs 7.80%

Fair, Isaac Corp.	                        23,610 	      1,099,754
		                                -----------------------
                                                              1,099,754

ENTERTAINMENT 7.80%

TIME WARNER, INC.	                        18,380 	      1,098,756
		                                -----------------------
                                                              1,098,756

Biotechnology 7.72%

Amgen Inc.	                                10,436 	      1,087,536
		                                -----------------------
                                                              1,087,536


Cable TV5.68%

Time Warner Cable                                8,533 	        801,163
		                                -----------------------
                                                                801,163


Phamacy Services 5.62%

Walgreen Co.	                                16,010 	        792,655
		                                -----------------------
                                                                792,655


Semiconductor Cap. Equip. 5.03%

Teradyne Inc. *	                                43,090 	        708,400
		                                -----------------------
                                                                708,400

Insurance Industry (Foreign) 4.27%

AXA ADS.	                                32,250 	        601,462
		                                -----------------------
                                                                601,462

Computer & Peripherals 4.21%

Cisco	                                        28,380 	        593,710
		                                -----------------------
                                                                593,710

Drug 4.04%

Medicines Co Com *	                        10,500 	        354,480
Bristol Myers 	                                 5,400 	        214,488
		                                -----------------------
                                                                568,968


Insurance (Life) 3.85%

Lincoln Natl Corp. 	                        15,955 	        542,630
		                                -----------------------
                                                                542,630

Semiconductor 3.68%

Intel Corp.	                                21,640 	        518,278
		                                -----------------------
                                                                518,278

Beverage 3.65%

Cott Corp.  	                                46,930 	        513,883
		                                -----------------------
                                                                513,883

Telecom. Equipment 2.01%

Neustar Inc. Cl A *	                         6,450 	        282,961
		                                -----------------------
                                                                282,961

Retail ( Hardlines) 1.99%

Petsmart Inc.	                                 4,115 	        280,808
		                                -----------------------
                                                                280,808

Retail Store 1.61%

Dollar Tree Inc. *	                         4,760 	        226,386
		                                -----------------------
                                                                226,386

Oilfield Svcs/Equip. 1.30%

RPC Inc	                                        13,785 	        182,513
			                        -----------------------
                                                                182,513

Medical Supplies 0.82%

Hil Rom Hldgs 	                                 3,380 	        115,157
		                                -----------------------
                                                                115,157

Total Value Common Stocks (cost 9,642,687)      102.10%	     14,386,918


Cash and Recevable, less liabilities	         -2.10%	       (296,354)
		                                -----------------------

Total Net Assets	                        100.00%	     14,090,564
		                                =======================

* Non-income producing security during last 12 months

Gross Unrealized appreciation on investment securities        4,760,910
Gross Unrealized depreciation on investment securities	        (16,679)
                                                          -------------
Net  Unrealized depreciation on investment securities	      4,744,231
Cost of investment securities for federal income tax
purposes                                                      9,642,687

--------------------------------------------------------------------------

ITEM 2 - Controls and Procedures


The Registrants Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrants disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrants internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrants last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrants internal controls over financial reporting.

---------------------------------------------------------------------------

ITEM 3 - Exhibits


The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

---------------------------------------------------------------------------

SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


	American Growth Fund

	By /s/ Timothy E. Taggart
	Executive Vice President
	June 12, 2013

	By /s/ Michael L. Gaughan
	Corporate Secretary
	June 12, 2013